Statement of Cash Flows (USD $)	3 Months Ended		68 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation	$ 0	$ 0	$ 0
Accounts receivables	0	0	0
Prepaid expenses and other assets	0	0	0
Cash Flows from Financing Activities
Sales of common stock.	0	0	9,500
Cash funded from bankruptcy trust	0	0	1,000
Working capital advances (to) from majority stockholder.	0	19,000	52,735
Net cash provided by financing activities	0	19,000	63,235
Cash Flows from Operating Activities
Net loss for the period	(4,035)	(4,665)	(66,996)
Increase (Decrease) in.
Accounts payables.	4,035	0	4,635
Other accrued liabilities.	0	0	0
Net cash provided by operating activities	0	(4,665)	(62,361)
Increase in Cash	0	14,335	874
Cash at beginning of period	874	688	0
Supplemental Disclosure of Interest and Income Taxes Paid
Interest paid during the period	0	0	0
Income taxes paid during the period	$ 0	$ 0	$ 0